SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

October 26, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF and SPDR S&P 1500 Volatility Tilt ETF, series of the above-referenced Registrant, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 88 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically and effective on October 24, 2012 (Accession No. 0001193125-12-433167).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc:	W. John McGuire, Esq.